GOODWILL & INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Value	$ 186,519		$ 186,519
Accumulated Amortization	7,659		7,659
Total intangible assets	178,860		178,860		$ 9,102	$ 2,994
Amortization expense	4,300	$ 200	$ 6,600	$ 400
Expected amortization expense
Weighted-average remaining amortization period			10 years
Acquired technology
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Value	126,540		$ 126,540		$ 10,193
Estimated Life					5 years
Accumulated Amortization	5,514		5,514		$ 1,091
Total intangible assets	121,026		121,026		9,102
Amortization expense					800	$ 300
Expected amortization expense
2022					2,000
2023					2,000
2024					2,000
2025					1,800
2026					$ 1,300
Weighted-average remaining amortization period					4 years 7 months 6 days
Trade name
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Value	9,079		$ 9,079
Estimated Life			13 years
Accumulated Amortization	251		$ 251
Total intangible assets	8,828		8,828
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Value	50,900		$ 50,900
Estimated Life			10 years
Accumulated Amortization	1,894		$ 1,894
Total intangible assets	$ 49,006		$ 49,006
Minimum | Acquired technology
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated Life			5 years
Maximum | Acquired technology
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated Life			12 years